Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets [Abstract]
Allowance for doubtful accounts receivable		$ 2,754	$ 0
Accumulated amortization, patents		202,767
Accumulated amortization, website		$ 16,137
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Series C Convertible Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Series C Convertible Preferred Stock, shares issued	21.6	39.3	62.8
Preferred Stock, Series C Convertible Preferred Stock shares outstanding	21.6	39.3	62.8
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common Stock, shares issued	6,543,314	6,020,555	5,381,358
Common Stock, shares outstanding	6,543,314	6,020,555	5,381,358
Treasury Stock, shares	103,334	68,889